Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of detailed information about royalty and other property interest by location
For the years ended December 31, 2025, and 2024 the Company had revenue located geographically as follows:

	North America	South America	Europe	Australia	Africa	Total

Royalty revenue
December 31, 2025	$2,260	$3,665	$3,764	$12,267	$21,403	$43,359
December 31, 2024	$1,013	$120	$-	$6,738	$8,122	$15,993

Disclosure of detailed information about royalty and property and equipment revenue by location
As at December 31, 2025, and 2024, the Company had royalty interests located geographically as follows:

	North America	South America	Europe	Australia	Africa	Total

Royalty interests
As at December 31, 2025	$91,251	$199,669	$343,635	$114,230	$59,935	$808,720
As at December 31, 2024	$20,521	$-	$-	$64,554	$50,645	$135,720